Other income - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Component of Operating Income [Abstract]
Proceeds from unsecured claims	$ 1,329	$ 39,352	$ 2,913	$ 39,352